Financial Risk Management - Summary of Movement of Interest Bearing Liabilities and Related Derivatives (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from interest bearing liabilities	$ 514	$ 250	$ 528
Settlements of debt related instruments	(157)	(160)	(218)
Repayment of interest bearing liabilities	(2,047)	(2,604)	(4,188)
Change from Net financing cash flows	(1,690)	(2,514)
Other movements:
Leases recognised on IFRS 16 transition				$ 2,301
Bank loans [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	2,498	2,555
Proceeds from interest bearing liabilities	514	250
Repayment of interest bearing liabilities	(522)	(308)
Change from Net financing cash flows	(8)	(58)
Other movements:
Other interest bearing liabilities/derivative related changes	2	1
At the end of the financial year	2,492	2,498	2,555
Notes and debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	21,529	23,298
Repayment of interest bearing liabilities	(859)	(2,198)
Change from Net financing cash flows	(859)	(2,198)
Other movements:
Interest rate impacts	720	729
Foreign exchange impacts	(354)	(311)
Other interest bearing liabilities/derivative related changes	9	11
At the end of the financial year	21,045	21,529	23,298
Lease Liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	715	802
Repayment of interest bearing liabilities	(671)	(75)
Change from Net financing cash flows	(671)	(75)
Other movements:
Foreign exchange impacts	(43)	(11)
Leases recognised on IFRS 16 transition	2,301
Lease additions	436
Re-measurements of index-linked freight contracts	733
Other interest bearing liabilities/derivative related changes	(28)	(1)
At the end of the financial year	3,443	715	802
Bank overdraft and short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	20	58
Change from Net financing cash flows	0
Other movements:
Other interest bearing liabilities/derivative related changes	(20)	(38)
At the end of the financial year	0	20	58
Other interest bearing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	66	92
Repayment of interest bearing liabilities	(5)	(23)
Change from Net financing cash flows	5	(23)
Other movements:
Foreign exchange impacts	(4)
Other interest bearing liabilities/derivative related changes	1	(3)
At the end of the financial year	68	66	92
Cross currency and interest rate swaps [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At the beginning of the financial year	204	805
Settlements of debt related instruments	(157)	(160)
Change from Net financing cash flows	(157)	(160)
Other movements:
Interest rate impacts	(788)	(809)
Foreign exchange impacts	316	319
Other interest bearing liabilities/derivative related changes	(8)	49
At the end of the financial year	$ (433)	$ 204	$ 805